Stock-Based Compensation Plans - Narrative (Detail) share in Thousands	9 Months Ended
	Sep. 30, 2021 shares $ / shares	Sep. 30, 2021 $ / shares	Sep. 30, 2021 share $ / shares	Jan. 01, 2021 shares
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options per replacement stock option (in shares) | shares				0.7845
Weighted average exercise price (in CAD per share) | $ / shares	$ 15.10	$ 15.10	$ 15.10
Number of shares issued for stock options exercised (in shares)	607,000		2,000
Weighted average exercise price of shares exercised (in CAD per share) | $ / shares		3.55
Number of share options exercised and settled for shares (in shares) | shares	3,000
Number of share options exercised and settled for cash (in shares) | shares	604,000
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share) | $ / shares	$ 13.07	13.07	$ 13.07
Number of shares issued for stock options exercised (in shares) | shares	32,000
Weighted average exercise price of shares exercised (in CAD per share) | $ / shares		$ 9.48